SIGNIFICANT ACCOUNTING POLICIES - Financial statements in accordance with IFRS and before eliminations for consolidation purposes, except for the elimination of Credicorp's treasury shares and its related dividends (Details) - PEN (S/)
S/ in Thousands
		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Significant Accounting Policies [Line Items]
Assets		S/ 237,406,163	S/ 187,859,340	S/ 177,263,000
Liabilities		211,960,516	161,113,030	152,997,000
Equity		25,445,647	26,746,310		S/ 22,062,063
Net income (loss)		S/ 334,138	S/ 4,352,331	S/ 4,071,305
Grupo Crdito S.A. and Subsidiaries
Disclosure Of Significant Accounting Policies [Line Items]
Activity and country of incorporation	[1]	Holding, Peru
Percentage of interest (direct and indirect)	[1]	100.00%	100.00%
Assets	[1]	S/ 210,298,709	S/ 165,072,249
Liabilities	[1]	189,194,894	142,514,228
Equity	[1]	21,103,815	22,558,021
Net income (loss)	[1]	S/ 274,816	S/ 3,638,334
Pacfico Compaa de Seguros y Reaseguros S.A.and Subsidiaries
Disclosure Of Significant Accounting Policies [Line Items]
Activity and country of incorporation	[2]	Insurance, Peru
Percentage of interest (direct and indirect)	[2]	98.81%	98.79%
Assets	[2]	S/ 16,020,865	S/ 13,783,515
Liabilities	[2]	13,036,221	10,963,533
Equity	[2]	2,984,644	2,819,982
Net income (loss)	[2]	S/ 194,639	S/ 381,492
Banco de Credito del Peru and Subsidiaries [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Activity and country of incorporation		Banking, Peru
Percentage of interest (direct and indirect)		97.71%	97.71%
Assets		S/ 195,702,525	S/ 152,426,848
Liabilities		177,367,887	133,456,760
Equity		18,334,638	18,970,088
Net income (loss)		S/ 244,303	S/ 3,641,935
Inversiones Credicorp Bolivia S.A. and Subsidiaries [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Activity and country of incorporation		Banking, Bolivia
Percentage of interest (direct and indirect)		99.96%	99.96%
Assets		S/ 12,533,378	S/ 10,552,154
Liabilities		11,802,383	9,773,372
Equity		730,995	778,782
Net income (loss)		S/ (65,653)	S/ 94,666
Atlantic Security Holding Corporation and Subsidiaries [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Activity and country of incorporation	[3]	Capital Markets, Cayman Islands
Percentage of interest (direct and indirect)	[3]	100.00%	100.00%
Assets	[3]	S/ 8,593,553	S/ 6,076,928
Liabilities	[3]	6,876,666	4,986,657
Equity	[3]	1,716,887	1,090,271
Net income (loss)	[3]	S/ 507,303	S/ 601,629
Credicorp Capital Ltd. and Subsidiaries [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Activity and country of incorporation	[4]	Capital Markets and asset management, Bermuda
Percentage of interest (direct and indirect)	[4]	100.00%	100.00%
Assets	[4]	S/ 4,535,200	S/ 4,807,905
Liabilities	[4]	3,600,354	3,832,287
Equity	[4]	934,846	975,618
Net income (loss)	[4]	S/ (65,575)	S/ 41,634
CCR Inc [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Activity and country of incorporation	[5]	Special purpose Entity, Bahamas
Percentage of interest (direct and indirect)	[5]	100.00%	100.00%
Assets	[5]	S/ 259,373	S/ 386,146
Liabilities	[5]	257,996	385,253
Equity	[5]	1,377	893
Net income (loss)	[5]	S/ 484	S/ 1,676
Prima AFP S.A [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Activity and country of incorporation		Private pension fund administrator, Peru
Percentage of interest (direct and indirect)		100.00%	100.00%
Assets		S/ 1,107,706	S/ 982,591
Liabilities		407,536	284,643
Equity		700,170	697,948
Net income (loss)		S/ 148,141	S/ 196,590
Krealo SpA and Subsidiaries
Disclosure Of Significant Accounting Policies [Line Items]
Activity and country of incorporation		Holding, Chile
Percentage of interest (direct and indirect)		100.00%	100.00%
Assets		S/ 95,693	S/ 72,847
Liabilities		22,453	41,765
Equity		73,240	31,082
Net income (loss)		S/ (19,912)	S/ (6,476)

[1]	Grupo Crédito is a company whose main activities are to carry out management and administration activities of the Credicorp Group’s subsidiaries and invest in shares listed on the Peruvian Stock Exchange and unlisted shares of Peruvian companies. we present the individual or consolidated figures of their financial statements are presented in accordance with IFRS and before eliminations for consolidation purposes
[2]	Pacífico Seguros is an entity regulated by the SBS and its activities comprise the contracting and management of all types of general risk and life insurance, reinsurance and property investment and financial operations. Its Subsidiaries are Crediseguro Seguros Personales, Crediseguro Seguros Generales and Pacifico Asiste and it has Pacífico EPS as an associate, which are dynamic participants in the business of multiple and health insurance, respectively.
[3]	Its most important Subsidiary is Atlantic Security Bank (ASB), which is incorporated in the Cayman Islands and operates through branches and offices in Grand Cayman and the Republic of Panama; its main activities are private and institutional banking services and trustee administration, mainly for BCP’s Peruvian customers.
[4]	Credicorp Capital Ltd. was formed in 2012, and its main subsidiaries are Credicorp Capital Holding Peru (owner of Credicorp Capital Perú S.A.A.), Credicorp Holding Colombia (owner of Credicorp Capital Colombia and Mibanco - Banco de la Microempresa de Colombia S.A.), and Credicorp Capital Holding Chile (owner of Credicorp Capital Chile), which carry out their activities in Peru, Colombia and Chile, respectively. We present below the consolidated financial statements in accordance with IFRS and before eliminations for consolidation purposes
[5]	CCR Inc. was incorporated in 2000, its main activity is to manage loans granted to BCP by foreign financial entities, See Note 17(a)(iii). These loans are collateralized by transactions performed by BCP.